Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (Equity securities, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 1,103	¥ 1,643
Less than 12 months Unrealized loss	92	282
12 months or more Fair value	770	241
12 months or more Unrealized loss	¥ 100	¥ 70